Significant Accounting Policies (Details)	Mar. 31, 2026
Computer And Accessories [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Drones [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years